As filed with the Securities and Exchange Commission on May 31, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Gino Malaspina
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – March 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager’s Report to Shareholders	1
CornerCap Balanced Fund	5
CornerCap Small-Cap Value Fund	8
CornerCap Large/Mid-Cap Value Fund	11
Fund Expenses	14
Schedule of Investments	16
CornerCap Balanced Fund	16
CornerCap Small-Cap Value Fund	23
CornerCap Large/Mid-Cap Value Fund	31
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
CornerCap Balanced Fund	39
CornerCap Small-Cap Value Fund	40
CornerCap Large/Mid-Cap Value Fund	42
Notes to Financial Statements	43
Report of Independent Registered Public Accounting Firm	52
Additional Information	53

Manager’s Report to Shareholders (Unaudited)

March 31, 2018

Dear Shareholders,

All of our no-load mutual funds realized good absolute and relative-to-market returns over the last year. We are also pleased to report our longer term results. The following returns are after all costs:

	1 Yr	5 Yr	10 Yr
CORNERCAP BALANCED
CBLFX	7.16%	7.42%	5.83%
Barclays U.S. Intermediate Government/ Credit Bond Index	0.35%	1.25%	2.92%
CORNERCAP LARGE/MID-CAP
CMCRX	12.04%	11.19%	7.15%
Russell 1000 Value Index	6.95%	10.78%	7.78%
CORNERCAP SMALL-CAP – INVESTOR SHARES
CSCVX	5.64%	12.85%	10.07%
Russell 2000 Value Index	5.13%	9.96%	8.61%

Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please call (888) 813-8637. The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost. The gross expense ratios for the funds are as follows: 1.30% for CSCVX and CMCRX, and 1.22% for CBLFX. The Funds charge a 1.00% redemption fee for shares redeemed within 60 days of purchase.

It is always important to remember, especially with the recent market, that most market attributes oscillate through cycles - returns, volatility, styles, interest rates, sectors, countries, commodities, etc. These cycles vary in length with a high degree of unpredictability. Given the vehicles and leverage potential that is available in the marketplace, cycles present opportunities to create wealth … and quickly. Of course, moving even more quickly are the opportunities to destroy wealth.

The disciplines used for our portfolio structures are designed to effectively manage downside risks. However, these risk managing bumper-guards can also dampen the upside opportunity for the portfolio. While we must and will always seek to manage risk while navigating through the various market cycles, we also perform extensive research to identify the opportunities presented by these cycles, typically found at the attribute extremes.

At those extremes, we may execute a “tilt” strategy to capture a potential value-adding opportunity. For example, when a particular market attribute climbs or falls to a level that has not been hit in 95% of prior history, there is a very high probability that we will see a reversal, in effect a regression back to some long term average. We may not be able to nail the exact time for the cycle reversal, but we can calculate a probability for that event. This is not complicated – always attempting to keep the probabilities in your favor.

Annual Report | March 31, 2018	1

Manager’s Report to Shareholders (Unaudited)

March 31, 2018

The extreme market cycle that you witnessed since our last annual report was equity market volatility. The following shows the percent of days when the market (S&P 500) moved more than 1%, up or down:

Source: Bloomberg, Hirtle Callaghan. As of 03/31/2018.

The above chart clearly shows the extremely low market volatility realized in 2017; actually through January 2018. The media has highlighted the extreme market volatility starting in February of this year. As the data shows, the recent volatility was not extreme but rather a return to “normal”.

Last year was a relatively brief gift to investors, as represented by the S&P 500 Index, – excellent returns with essentially no volatility. This was an anomaly that we may not see again. Risk (volatility) is the price that we pay for the growth of our capital (return). We recommend waking up from that dream before being startled by the real world ... and hopefully not by one of those infrequent nightmares.

In addition to concern about trade wars, real wars and other political fears, a re-concentration in technology stocks is also causing investor concerns. After ratcheting up for several years, these volatile high growth companies experienced a material correction earlier this year. With our value orientation, our relative-to-market performance has generally moved counter cyclical to these higher multiple stocks.

Under normal market conditions, tech stocks have historically averaged a little over 15% of the market (as measured by the largest 1,000 US stocks as found within the Russell 1000 Value Index). On the occasion of the extreme tech bubble, which occurred in the early 2000’s, tech stocks were over 30% of the market. As noted on the chart below, today tech

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Manager’s Report to Shareholders (Unaudited)

March 31, 2018

stocks have moved to over 20% of the market. While the current concentration is not as severe as yesteryear, over half of this weighting is concentrated in the five FAANG stocks – Alphabet/Google, Amazon, Apple, Facebook and Netflix. This incredible concentration brings a magnified impact on the market, both positive and negative.

Source: Russell 1000 Value Index.

The tech bubble crashed on March 10, 2000. For CornerCap and our value investing, the pre-crash punishment from our clients was more severe than the post-crash accolades. There are many matters cycling through the market. For example, we expect that the FAANGS will eventually lose their fangs as these giant stocks regress back to a more normalized valuation. We believe any market segment that is priced-to-perfect is on the wrong side of the probabilities.

We will continue to work to grow our shareholder assets as our research continues to point us to select stock opportunities, and as we also work to avoid the mercurial passions and fears that we see in most investors. We appreciate your investment in our mutual fund company.

CornerCap Investment Counsel	March 31, 2018

Annual Report | March 31, 2018	3

Manager’s Report to Shareholders(Unaudited)

March 31, 2018

The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2018 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding each fund’s investment methodology and do not constitute investment advice. Past performance does not guarantee future results.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The balanced fund is subject to the same risks as the underlying bonds in its portfolio, such as credit, prepayment, call and interest rate risk. As interest rates rise the value of bond prices will decline. If a Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Priced-to-perfect refers to investments that achieve a high valuation based on optimistic expectations for future earnings.

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Manager’s Report to Shareholders (Unaudited)

March 31, 2018

CORNERCAP BALANCED FUND

Investment Performance through March 31, 2018 (In Thousands)

Total Return
for the period ended March 31, 2018

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Balanced Fund (a)	7.16%	7.42%	5.83%	5.82%	1.22%	1.02%
Combined 60% Russell 1000 Value Index(d), 40% Barclays Capital U.S. Government/ Credit Index	4.36%	7.01%	6.14%	6.87%
Barclays Capital U.S. Intermediate Government/Credit Index(e)	0.35%	1.25%	2.92%	4.60%
Russell 1000 Value Index	6.95%	10.78%	7.78%	7.89%

Annual Report | March 31, 2018	5

Manager’s Report to Shareholders (Unaudited)

March 31, 2018

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	The Balanced Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The CornerCap Balanced Fund’s Investor Shares began operations May 24, 1997.
(c)
CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive fees and reimburse the Balanced Fund for “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, portfolio transaction expenses, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2018, without the Board of Trustee’s approval.

(d)
The Russell 1000®Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(e)
The Barclays Capital U.S. Intermediate Government/Credit Index measures the general performance of fixed income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

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Manager’s Report to Shareholders (Unaudited)

March 31, 2018

Sector Allocation as a Percentage of Total Investments at March 31, 2018*

*	These allocations may not reflect the current or future position of the portfolio.

Annual Report | March 31, 2018	7

Manager’s Report to Shareholders (Unaudited)

March 31, 2018

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through March 31, 2018 (In Thousands)

Total Return
for the period ended March 31, 2018

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Small-Cap Value Fund – Investor Shares(a)	5.64%	12.85%	10.07%	9.84%	1.30%(c)
CornerCap Small-Cap Value Fund – Institutional Shares(a)(d)	5.96%	13.02%	10.15%	9.87%	1.00
Russell 2000 Value Index(e)	5.13%	9.96%	8.61%	10.94%
Russell 2000 Index(f)	11.79%	11.47%	9.84%	9.94%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction

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Manager’s Report to Shareholders(Unaudited)

March 31, 2018

of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)
The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)	The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional Shares began operations on December 29, 2015.
(c)
The total Annual Fund Operating Expenses (gross) are 1.30%. CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2018, without the Board of Trustees’ approval.

(d)
The Small-Cap Value Fund’s Institutional Shares performance for the 5-year, 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.

(e)
The Russell 2000®  Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total   market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(f)
The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell  3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Annual Report | March 31, 2018	9

Manager’s Report to Shareholders(Unaudited)

March 31, 2018

Sector Allocation as a Percentage of Total Investments at March 31, 2018*

*	These allocations may not reflect the current or future position of the portfolio.

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Manager’s Report to Shareholders (Unaudited)

March 31, 2018

CORNERCAP LARGE/MID-CAP VALUE FUND

Investment Performance through March 31, 2018 (In Thousands)

Total Return
for the period ended March 31, 2018

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Large/Mid-Cap Value Fund (a)	12.04%	11.19%	7.15%	3.79%	1.30%	1.00%
Russell 1000 Value Index (d)	6.95%	10.78%	7.78%	7.06%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Annual Report | March 31, 2018	11

Manager’s Report to Shareholders (Unaudited)

March 31, 2018

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)
The Large/Mid-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)
Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)
The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2018, without the Board of Trustees’ approval.

(d)
The Russell 1000®Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

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Manager’s Report to Shareholders (Unaudited)

March 31, 2018

Sector Allocation as a Percentage of Total Investments at March 31, 2018*

*	These allocations may not reflect the current or future position of the portfolio.

Annual Report | March 31, 2018	13

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Fund Expenses (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,020.19	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
CornerCap Small-Cap Value Fund
Investor Shares
Actual	$1,000.00	$993.83	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54
Institutional Shares
Actual	$1,000.00	$995.86	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,040.82	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund, 1.30% for CornerCap Small-Cap Value Fund — Investor Shares, 1.00% for CornerCap Small-Cap Value Fund — Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee  will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

Annual Report | March 31, 2018	15

Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Shares	Fair Value
COMMON STOCK (58.9%)
Aerospace & Defense (0.6%)
United Technologies Corp.	1,910	$240,316
Auto Parts & Equipment (1.7%)
BorgWarner, Inc.	3,905	196,148
General Motors Co.	5,835	212,044
O'Reilly Automotive, Inc. (a)	905	223,879
		632,071
Banks (5.8%)
Capital One Financial Corp.	2,495	239,071
Citigroup, Inc.	2,820	190,350
Citizens Financial Group, Inc.	6,095	255,868
Fifth Third Bancorp	6,430	204,153
Huntington Bancshares, Inc.	15,540	234,654
JPMorgan Chase & Co.	1,915	210,593
KeyCorp	11,615	227,073
State Street Corp.	2,025	201,953
The Bank of New York Mellon Corp.	4,100	211,273
Wells Fargo & Co.	3,945	206,757
		2,181,745
Biotechnology (1.1%)
Amgen, Inc.	1,230	209,690
Biogen, Inc. (a)	745	203,996
		413,686
Building Materials (2.1%)
DR Horton, Inc.	4,695	205,829
Lowe's Cos., Inc.	2,135	187,346
Owens Corning	2,595	208,638
PulteGroup, Inc.	6,580	194,044
		795,857
Chemicals (1.7%)
Eastman Chemical Co.	2,120	223,830
LyondellBasell Industries NV, Class A	1,930	203,962
Westlake Chemical Corp.	2,035	226,190
		653,982
Commercial Services (0.4%)
Nielsen Holdings PLC	4,645	147,665
Computers (2.3%)
Apple, Inc.	1,295	217,275

The accompanying notes to financial statements are an intergral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Shares	Fair Value
Computers (2.3%) (continued)
Cognizant Technology Solutions Corp., Class A	2,845	$229,022
DXC Technology Co.	2,075	208,600
Western Digital Corp.	2,525	232,982
		887,879
Diversified Financial Services (2.9%)
Bank of America Corp.	7,060	211,730
Discover Financial Services	2,780	199,965
Invesco, Ltd.	6,245	199,903
Morgan Stanley	4,315	232,837
Raymond James Financial, Inc.	2,610	233,360
		1,077,795
Electric (1.7%)
Avangrid, Inc.	3,745	191,444
Exelon Corp.	5,650	220,407
Xcel Energy, Inc.	4,750	216,030
		627,881
Electrical Components & Equipment (0.5%)
TE Connectivity, Ltd.	2,030	202,797
Entertainment (0.6%)
Royal Caribbean Cruises, Ltd.	1,810	213,109
Food (3.3%)
Aramark	5,185	205,119
Campbell Soup Co.	5,045	218,499
Ingredion, Inc.	1,625	209,495
Kellogg Co.	3,390	220,384
The J.M. Smucker Co.	1,705	211,437
Tyson Foods, Inc., Class A	2,400	175,656
		1,240,590
Hand & Machine Tools (0.5%)
Snap-on, Inc.	1,330	196,228
Healthcare Services (3.4%)
Centene Corp. (a)	2,055	219,618
Cigna Corp.	1,325	222,255
Humana, Inc.	795	213,720
Laboratory Corp. of America Holdings (a)	1,390	224,832
Quest Diagnostics, Inc.	2,175	218,153
The Cooper Cos., Inc.	890	203,641
		1,302,219

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	17

Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Shares	Fair Value
Insurance (3.3%)
Aflac, Inc.	4,840	$211,798
Lincoln National Corp.	2,900	211,874
Principal Financial Group, Inc.	3,185	193,998
Prudential Financial, Inc.	1,750	181,213
The Allstate Corp.	2,440	231,312
Unum Group	4,205	200,200
		1,230,395
Machinery - Construction & Mining (1.2%)
Caterpillar, Inc.	1,585	233,598
Deere & Co.	1,435	222,884
		456,482
Miscellaneous Manufacturing (3.9%)
Alcoa Corp. (a)	3,660	164,554
Ball Corp.	5,430	215,625
Eaton Corp. PLC	2,880	230,141
Ingersoll-Rand PLC	2,425	207,362
Parker-Hannifin Corp.	1,150	196,684
Steel Dynamics, Inc.	4,745	209,824
WestRock Co.	3,705	237,750
		1,461,940
Oil & Gas (4.4%)
Cabot Oil & Gas Corp.	8,605	206,348
Chevron Corp.	1,950	222,378
Diamondback Energy, Inc. (a)	1,685	213,186
Exxon Mobil Corp.	2,840	211,892
Marathon Petroleum Corp.	3,060	223,717
Newfield Exploration Co. (a)	5,060	123,565
Occidental Petroleum Corp.	3,395	220,539
Valero Energy Corp.	2,635	244,449
		1,666,074
Pharmaceuticals (2.3%)
AmerisourceBergen Corp.	2,620	225,870
Eli Lilly & Co.	2,750	212,767
McKesson Corp.	1,355	190,879
Pfizer, Inc.	6,285	223,055
		852,571
Real Estate Investment Trusts (2.5%)
CubeSmart REIT	4,325	121,965
Forest City Realty Trust, Inc., Class A REIT	5,900	119,534
Highwoods Properties, Inc. REIT	2,945	129,050
National Retail Properties, Inc. REIT	2,725	106,983
Park Hotels & Resorts, Inc. REIT	4,615	124,697
PS Business Parks, Inc. REIT	1,145	129,431

The accompanying notes to financial statements are an intergral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Shares	Fair Value
Real Estate Investment Trusts (2.5%) (continued)
Ventas, Inc. REIT	1,675	$82,963
WP Carey, Inc. REIT	2,090	129,559
		944,182
Retail (2.9%)
Altria Group, Inc.	3,420	213,135
CVS Health Corp.	3,435	213,691
Molson Coors Brewing Co., Class B	2,825	212,807
The TJX Cos., Inc.	2,965	241,826
Walgreens Boots Alliance, Inc.	3,130	204,921
		1,086,380
Semiconductors (3.4%)
Applied Materials, Inc.	3,905	217,157
Broadcom, Ltd.	845	199,124
Intel Corp.	4,225	220,038
Lam Research Corp.	980	199,097
Microchip Technology, Inc.	2,510	229,314
ON Semiconductor Corp. (a)	8,875	217,082
		1,281,812
Software (2.2%)
CA, Inc.	6,360	215,604
Citrix Systems, Inc. (a)	2,450	227,360
First Data Corp., Class A (a)	12,315	197,040
Oracle Corp.	4,330	198,098
		838,102
Telecommunications (2.7%)
AT&T, Inc.	5,490	195,719
Comcast Corp., Class A	5,510	188,277
The Walt Disney Co.	2,005	201,382
T-Mobile US, Inc. (a)	3,610	220,354
Verizon Communications, Inc.	4,335	207,300
		1,013,032
Transportation (1.5%)
Cummins, Inc.	1,075	174,247
Union Pacific Corp.	1,560	209,711
United Rentals, Inc. (a)	1,135	196,048
		580,006
TOTAL COMMON STOCK (COST $20,197,827)		22,224,796

	Shares	Fair Value
EXCHANGE TRADED FUNDS (3.7%)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	26,845	674,347

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	19

Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Shares	Fair Value
EXCHANGE TRADED FUNDS (3.7%) (continued)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	30,315	$737,867
TOTAL EXCHANGE TRADED FUNDS (COST $1,415,586)		1,412,214

	Principal Amount	Fair Value
GOVERNMENT BOND (4.0%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$382,241	413,354
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	288,142	292,660
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	547,155	541,510
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	265,916	266,806
TOTAL GOVERNMENT BOND (COST $1,525,734)		1,514,330
CORPORATE NON-CONVERTIBLE BONDS (28.6%)
Advertising (0.9%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	345,062
Auto Manufacturers (1.7%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	323,456
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	320,262
		643,718
Banks (3.2%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	255,558
JPMorgan Chase & Co., 6.30%, 04/23/2019	335,000	347,561
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	299,372
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	324,531
		1,227,022
Biotechnology (1.0%)
Celgene Corp., 4.00%, 08/15/2023	360,000	365,836
Diversified Financial Services (0.8%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	314,245
Electronics (2.3%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	281,599
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	324,720
Avnet, Inc., 4.88%, 12/01/2022	250,000	258,783
		865,102
Entertainment (0.7%)
International Game Technology, 7.50%, 06/15/2019	250,000	260,312
Household Products (1.0%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	384,602

The accompanying notes to financial statements are an intergral part of these financial statements.

20	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Principal Amount	Fair Value
Insurance (4.0%)
Humana, Inc., 2.63%, 10/01/2019	$400,000	$397,842
Humana, Inc., 2.50%, 12/15/2020	395,000	387,557
MetLife, Inc., 7.72%, 02/15/2019	310,000	322,997
The Travelers Cos., Inc., 5.90%, 06/02/2019	150,000	155,416
WR Berkley Corp., 5.38%, 09/15/2020	230,000	241,246
		1,505,058
Miscellaneous Manufacturing (1.1%)
General Electric Co., 4.65%, 10/17/2021	400,000	418,132
Oil & Gas (0.8%)
Valero Energy Corp., 9.38%, 03/15/2019	275,000	291,554
Pharmaceuticals (2.6%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	315,036
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	648,564
		963,600
Real Estate Investment Trusts (0.8%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	288,837
Retail (3.9%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	306,609
CVS Health Corp., 2.13%, 06/01/2021	350,000	338,072
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	443,713
Oshkosh Corp., 5.38%, 03/01/2022	100,000	102,375
Walgreen Co., 3.10%, 09/15/2022	305,000	298,585
		1,489,354
Software (0.8%)
CA, Inc., 5.38%, 12/01/2019	300,000	310,555
Telecommunications (1.5%)
AT&T, Inc., 5.00%, 03/01/2021	255,000	267,751
eBay, Inc., 2.60%, 07/15/2022	300,000	290,136
		557,887
Transportation (1.5%)
American Airlines Group, Inc., 6.13%, 06/01/2018	300,000	301,125
United Continental Holdings, Inc., 6.38%, 06/01/2018	250,000	250,625
		551,750
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $10,884,596)		10,782,626

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	21

Schedule of Investments

CornerCap Balanced Fund	March 31, 2018

	Principal Amount	Fair Value
MUNICIPAL BONDS (0.4%)
Kansas (0.4%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	$150,000	$153,474
TOTAL MUNICIPAL BONDS (COST $150,481)		153,474
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.1%)
U.S. Treasury Securities (1.1%)
U.S. Treasury Note, 2.00%, 02/15/2025	435,000	415,985
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $423,798)		415,985

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.7%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.50% (b)	1,009,669	1,009,669
TOTAL SHORT-TERM INVESTMENTS (COST $1,009,669)		1,009,669
INVESTMENTS, AT VALUE (COST $35,607,691)	99.4%	37,513,094
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.6%	217,107
NET ASSETS	100.0%	$37,730,201

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Common Abbreviations:
ETF	Exchange Traded Fund
GOB	General Obligation Bond
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.

22	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
COMMON STOCK (97.2%)
Aerospace & Defense (0.3%)
Esterline Technologies Corp. (a)	5,650	$413,298
Auto Parts & Equipment (1.7%)
Dana, Inc.	20,370	524,731
Modine Manufacturing Co. (a)	22,120	467,838
Tenneco, Inc.	9,105	499,591
Tower International, Inc.	22,265	617,854
		2,110,014
Banks (15.1%)
BankUnited, Inc.	14,705	587,906
Cadence BanCorp	19,465	530,032
Camden National Corp.	12,785	568,932
Cathay General Bancorp	13,475	538,730
CNB Financial Corp.	19,790	575,691
ConnectOne Bancorp, Inc.	18,220	524,736
Customers Bancorp, Inc. (a)	17,405	507,356
Eagle Bancorp, Inc. (a)	9,515	569,473
Enterprise Financial Services Corp.	12,650	593,285
Financial Institutions, Inc.	17,460	516,816
First Busey Corp.	17,500	520,100
First Commonwealth Financial Corp.	37,820	534,397
First Financial Corp./IN	11,775	489,840
First Internet Bancorp	14,090	521,330
First Interstate BancSystem, Inc., Class A	13,610	538,275
Franklin Financial Network, Inc. (a)	12,275	400,165
Great Southern Bancorp, Inc.	10,590	528,970
Great Western Bancorp, Inc.	13,385	539,014
Hanmi Financial Corp.	18,165	558,574
Hilltop Holdings, Inc.	22,200	520,812
Independent Bank Corp./MI	23,780	544,562
LegacyTexas Financial Group, Inc.	14,080	602,906
Old Second Bancorp, Inc.	44,635	620,426
Peapack Gladstone Financial Corp.	15,565	519,715
Peoples Bancorp, Inc.	16,035	568,441
Preferred Bank/Los Angeles CA	9,780	627,876
RBB Bancorp	20,720	546,386
Renasant Corp.	12,700	540,512
Republic Bancorp, Inc., Class A	13,825	529,498
S&T Bancorp, Inc.	13,760	549,574
Sandy Spring Bancorp, Inc.	13,215	512,213
Summit Financial Group, Inc.	19,365	484,319
United Community Banks, Inc.	19,530	618,125

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	23

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Banks (15.1%) (continued)
Valley National Bancorp	44,095	$549,424
		18,478,411
Building Materials (4.4%)
Boise Cascade Co.	14,645	565,297
Continental Building Products, Inc. (a)	22,055	629,670
Global Brass & Copper Holdings, Inc.	16,995	568,483
GMS, Inc. (a)	17,885	546,566
Masonite International Corp. (a)	7,275	446,321
NCI Building Systems, Inc. (a)	29,055	514,274
Patrick Industries, Inc. (a)	8,037	497,088
Quanex Building Products Corp.	30,945	538,443
Universal Forest Products, Inc.	15,240	494,538
William Lyon Homes, Class A (a)	20,255	556,810
		5,357,490
Chemicals (2.2%)
Koppers Holdings, Inc. (a)	12,680	521,148
Kraton Corp. (a)	12,190	581,585
Minerals Technologies, Inc.	7,765	519,867
Stepan Co.	6,775	563,544
Univar, Inc. (a)	19,420	538,905
		2,725,049
Coal Operations (0.4%)
Hallador Energy Co.	67,310	462,420
Commercial Services (4.1%)
FTI Consulting, Inc. (a)	12,660	612,870
Navigant Consulting, Inc. (a)	25,145	483,790
Paylocity Holding Corp. (a)	11,920	610,662
Quad/Graphics, Inc.	19,230	487,480
RPX Corp.	49,065	524,505
SP Plus Corp. (a)	16,380	583,128
TrueBlue, Inc. (a)	20,630	534,317
US Ecology, Inc.	10,310	549,523
Vectrus, Inc. (a)	17,395	647,790
		5,034,065
Computers (1.6%)
Convergys Corp.	20,100	454,662
NCR Corp. (a)	16,470	519,135
QuinStreet, Inc. (a)	43,130	550,770

The accompanying notes to financial statements are an intergral part of these financial statements.

24	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Computers (1.6%) (continued)
Sykes Enterprises, Inc. (a)	16,745	$484,600
		2,009,167
Distribution/Wholesale (0.4%)
Anixter International, Inc. (a)	6,725	509,419
Diversified Financial Services (2.1%)
Artisan Partners Asset Management, Inc., Class A	15,825	526,972
BGC Partners, Inc., Class A	37,835	508,881
Evercore, Inc., Class A	5,780	504,016
Houlihan Lokey, Inc.	11,945	532,747
Legg Mason, Inc.	12,470	506,906
		2,579,522
Electric (2.3%)
Hawaiian Electric Industries, Inc.	16,285	559,878
NorthWestern Corp.	10,260	551,988
PNM Resources, Inc.	13,245	506,621
Portland General Electric Co.	13,760	557,418
Unitil Corp.	12,495	579,893
		2,755,798
Electrical Components & Equipment (1.3%)
Atkore International Group, Inc. (a)	27,060	537,141
EnerSys	7,965	552,532
TTM Technologies, Inc. (a)	33,445	511,374
		1,601,047
Electronics (1.8%)
OSI Systems, Inc. (a)	8,375	546,636
Stoneridge, Inc. (a)	24,615	679,374
Tech Data Corp. (a)	6,300	536,319
ZAGG, Inc. (a)	32,040	390,888
		2,153,217
Energy (0.4%)
Generac Holdings, Inc. (a)	11,045	507,076
Engineering & Construction (2.1%)
Briggs & Stratton Corp.	24,280	519,835
EMCOR Group, Inc.	7,410	577,461
KBR, Inc.	24,765	400,946
MasTec, Inc. (a)	12,345	580,832
Primoris Services Corp.	18,835	470,498
		2,549,572

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	25

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Food (1.9%)
Flowers Foods, Inc.	29,060	$635,252
Ingles Markets, Inc., Class A	17,725	599,991
John B Sanfilippo & Son, Inc.	8,420	487,266
Performance Food Group Co. (a)	18,185	542,822
		2,265,331
Forest Products & Paper (0.9%)
Domtar Corp.	13,610	578,970
Verso Corp. (a)	31,435	529,365
		1,108,335
Hand & Machine Tools (0.8%)
Columbus McKinnon Corp.	14,330	513,587
Regal Beloit Corp.	7,035	516,017
		1,029,604
Healthcare Products (2.0%)
AngioDynamics, Inc. (a)	34,310	591,847
Cotiviti Holdings, Inc. (a)	16,945	583,586
Integer Holdings Corp. (a)	12,030	680,297
Luminex Corp.	25,140	529,700
		2,385,430
Healthcare Services (4.9%)
Addus HomeCare Corp. (a)	8,552	416,055
Analogic Corp.	5,830	559,097
Charles River Laboratories International, Inc. (a)	6,235	665,524
Civitas Solutions, Inc. (a)	41,095	632,863
LHC Group, Inc. (a)	8,645	532,186
Magellan Health, Inc. (a)	6,760	723,996
Medpace Holdings, Inc. (a)	15,665	546,865
Phibro Animal Health Corp., Class A	16,390	650,683
Select Medical Holdings Corp. (a)	36,295	626,089
The Ensign Group, Inc.	24,910	655,133
		6,008,491
Home Builders (0.8%)
MDC Holdings, Inc.	18,035	503,537
Taylor Morrison Home Corp., Class A (a)	21,265	495,049
		998,586
Home Furnishings (0.8%)
Haverty Furniture Cos., Inc.	23,755	478,664
La-Z-Boy, Inc., Class Z	17,895	535,955
		1,014,619

The accompanying notes to financial statements are an intergral part of these financial statements.

26	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Household Products (0.9%)
ACCO Brands Corp.	44,785	$562,052
Ennis, Inc.	24,975	492,007
		1,054,059
Insurance (3.9%)
CNO Financial Group, Inc.	24,090	522,030
Crawford & Co., Class B	54,105	444,743
Employers Holdings, Inc.	11,625	470,231
Essent Group, Ltd. (a)	12,585	535,618
FBL Financial Group, Inc., Class A	7,425	514,924
National General Holdings Corp.	27,765	674,967
Selective Insurance Group, Inc.	9,055	549,638
Third Point Reinsurance, Ltd. (a)	33,150	462,443
Universal Insurance Holdings, Inc.	17,670	563,673
		4,738,267
Leisure Services (0.8%)
Johnson Outdoors, Inc., Class A	8,775	544,050
Speedway Motorsports, Inc.	25,680	457,618
		1,001,668
Machinery - Diversified (0.5%)
Milacron Holdings Corp. (a)	31,550	635,417
Metal Fabricate & Hardware (1.8%)
Schnitzer Steel Industries, Inc., Class A	20,225	654,279
Shiloh Industries, Inc. (a)	57,516	500,389
The Timken Co.	11,460	522,576
Worthington Industries, Inc.	11,170	479,416
		2,156,660
Miscellaneous Manufacturing (5.3%)
Belden, Inc.	6,690	461,209
Crane Co.	5,830	540,674
Greif, Inc., Class A	9,145	477,826
Harsco Corp. (a)	29,595	611,137
Hillenbrand, Inc.	14,035	644,206
Owens-Illinois, Inc. (a)	23,920	518,107
Park-Ohio Holdings Corp.	11,920	463,092
Rexnord Corp. (a)	22,345	663,200
Silgan Holdings, Inc.	18,035	502,275
TriMas Corp. (a)	19,930	523,162
Trinseo SA	6,690	495,395
Watts Water Technologies, Inc., Class A	8,040	624,708
		6,524,991

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	27

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Office Furnishings (0.8%)
Herman Miller, Inc.	14,880	$475,416
Knoll, Inc.	24,670	498,087
		973,503
Oil & Gas (5.4%)
C&J Energy Services, Inc. (a)	21,000	542,220
Evolution Petroleum Corp.	80,190	645,529
ION Geophysical Corp. (a)	22,125	599,587
Keane Group, Inc. (a)	33,110	490,028
Laredo Petroleum, Inc. (a)	60,840	529,916
New Jersey Resources Corp.	13,305	533,530
Par Pacific Holdings, Inc. (a)	29,215	501,622
Penn Virginia Corp. (a)	14,895	521,921
SilverBow Resources, Inc. (a)	21,925	638,018
Southwest Gas Holdings, Inc.	7,350	497,081
Spire, Inc.	8,015	579,485
WildHorse Resource Development Corp. (a)	30,315	578,713
		6,657,650
Pharmaceuticals (2.1%)
ANI Pharmaceuticals, Inc. (a)	8,630	502,439
Emergent BioSolutions, Inc. (a)	14,090	741,838
Supernus Pharmaceuticals, Inc. (a)	13,405	613,949
USANA Health Sciences, Inc. (a)	7,870	676,033
		2,534,259
Real Estate Investment Trusts (8.7%)
Apple Hospitality REIT, Inc.	29,855	524,552
CareTrust REIT, Inc.	40,325	540,355
Cedar Realty Trust, Inc. REIT	86,155	339,451
Chatham Lodging Trust	23,720	454,238
DDR Corp. REIT	57,840	423,967
InfraREIT, Inc. REIT	28,580	555,309
Lexington Realty Trust REIT	68,580	539,724
MedEquities Realty Trust, Inc. REIT	53,390	561,129
Monmouth Real Estate Investment Corp. REIT	37,645	566,181
National Health Investors, Inc. REIT	8,080	543,703
One Liberty Properties, Inc. REIT	20,945	462,884
Outfront Media, Inc. REIT	22,885	428,865
Piedmont Office Realty Trust, Inc. REIT	29,330	515,915
PotlatchDeltic Corp.	12,045	626,942
Preferred Apartment Communities, Inc., Class A REIT	38,335	543,974
PS Business Parks, Inc. REIT	4,115	465,160
Retail Properties of America, Inc. REIT	47,695	556,124

The accompanying notes to financial statements are an intergral part of these financial statements.

28	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Real Estate Investment Trusts (8.7%) (continued)
Senior Housing Properties Trust REIT	34,550	$541,053
Spirit Realty Capital, Inc. REIT	61,785	479,452
STAG Industrial, Inc.	22,525	538,798
The GEO Group, Inc. REIT	24,990	511,545
		10,719,321
Retail (5.1%)
Caleres, Inc.	19,780	664,608
Citi Trends, Inc.	21,265	657,301
Etsy, Inc. (a)	31,330	879,120
Helen of Troy, Ltd. (a)	6,120	532,440
J. Jill, Inc. (a)	64,290	284,162
Nu Skin Enterprises, Inc.	7,560	557,248
Party City Holdco, Inc. (a)	36,720	572,832
Perry Ellis International, Inc. (a)	21,705	559,989
The Container Store Group, Inc. (a)	95,635	520,254
Tilly's, Inc., Class A (a)	43,255	488,781
World Fuel Services Corp.	19,085	468,537
		6,185,272
Savings & Loans (3.1%)
Berkshire Hills Bancorp, Inc.	14,120	535,854
Flagstar Bancorp, Inc. (a)	15,070	533,478
FS Bancorp, Inc.	9,955	532,592
Riverview Bancorp, Inc.	62,130	580,294
United Community Financial Corp.	57,525	567,197
United Financial Bancorp, Inc.	29,505	477,981
Washington Federal, Inc.	14,690	508,274
		3,735,670
Semiconductors (2.1%)
Amkor Technology, Inc. (a)	53,415	541,094
Diodes, Inc. (a)	20,380	620,775
SMART Global Holdings, Inc. (a)	18,175	905,842
Xcerra Corp. (a)	48,010	559,316
		2,627,027
Software (1.5%)
Envestnet, Inc. (a)	11,195	641,474
Progress Software Corp.	16,265	625,389
Verint Systems, Inc. (a)	13,570	578,082
		1,844,945
Telecommunications (2.4%)
Blucora, Inc. (a)	24,530	603,438

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	29

Schedule of Investments

CornerCap Small-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Telecommunications (2.4%) (continued)
Gray Television, Inc. (a)	33,810	$429,387
TEGNA, Inc.	35,180	400,700
Telephone & Data Systems, Inc.	20,305	569,149
TiVo Corp.	33,685	456,432
Zix Corp. (a)	126,125	538,554
		2,997,660
Transportation (0.5%)
McGrath RentCorp	12,020	645,354
TOTAL COMMON STOCK (COST $111,601,176)		119,087,684
INVESTMENTS, AT VALUE (COST $111,601,176)	97.2%	119,087,684
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.8%	3,489,261
NET ASSETS	100.0%	$122,576,945

(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.

30	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	March 31, 2018

	Shares	Fair Value
COMMON STOCK (97.4%)
Aerospace & Defense (1.7%)
Spirit AeroSystems Holdings, Inc., Class A	3,060	$256,122
United Technologies Corp.	2,340	294,419
		550,541
Auto Parts & Equipment (2.7%)
BorgWarner, Inc.	5,465	274,507
General Motors Co.	8,185	297,443
O'Reilly Automotive, Inc. (a)	1,175	290,671
		862,621
Banks (8.9%)
Capital One Financial Corp.	2,930	280,753
Citigroup, Inc.	4,235	285,863
Citizens Financial Group, Inc.	6,540	274,549
Fifth Third Bancorp	8,960	284,480
Huntington Bancshares, Inc.	18,320	276,632
JPMorgan Chase & Co.	2,890	317,813
KeyCorp	14,775	288,851
State Street Corp.	2,800	279,244
The Bank of New York Mellon Corp.	5,030	259,196
Wells Fargo & Co.	4,890	256,285
		2,803,666
Biotechnology (1.8%)
Amgen, Inc.	1,695	288,964
Biogen, Inc. (a)	1,005	275,189
		564,153
Building Materials (3.5%)
DR Horton, Inc.	6,475	283,864
Lowe's Cos., Inc.	3,095	271,586
Owens Corning	3,115	250,446
PulteGroup, Inc.	9,665	285,021
		1,090,917
Chemicals (2.8%)
Eastman Chemical Co.	2,805	296,152
LyondellBasell Industries NV, Class A	2,745	290,092
Westlake Chemical Corp.	2,650	294,547
		880,791
Commercial Services (0.6%)
Nielsen Holdings PLC	6,075	193,124
Computers (3.8%)
Apple, Inc.	1,815	304,521

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	31

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Computers (3.8%) (continued)
Cognizant Technology Solutions Corp., Class A	3,570	$287,385
DXC Technology Co.	2,830	284,500
Western Digital Corp.	3,600	332,172
		1,208,578
Diversified Financial Services (5.5%)
Bank of America Corp.	10,085	302,449
Discover Financial Services	3,760	270,457
Invesco, Ltd.	8,800	281,688
Morgan Stanley	5,460	294,622
Raymond James Financial, Inc.	3,440	307,570
Synchrony Financial	7,850	263,210
		1,719,996
Electric (2.7%)
Avangrid, Inc.	5,655	289,084
Exelon Corp.	7,695	300,182
Xcel Energy, Inc.	5,905	268,559
		857,825
Electrical Components & Equipment (1.0%)
TE Connectivity, Ltd.	3,105	310,190
Entertainment (0.9%)
Royal Caribbean Cruises, Ltd.	2,510	295,527
Food (5.3%)
Aramark	7,020	277,711
Campbell Soup Co.	7,025	304,253
Ingredion, Inc.	2,085	268,798
Kellogg Co.	4,160	270,441
The J.M. Smucker Co.	2,390	296,384
Tyson Foods, Inc., Class A	3,520	257,629
		1,675,216
Hand & Machine Tools (0.9%)
Snap-on, Inc.	1,835	270,736
Healthcare Services (5.4%)
Centene Corp. (a)	2,805	299,770
Cigna Corp.	1,410	236,514
Humana, Inc.	1,085	291,681
Laboratory Corp. of America Holdings (a)	1,700	274,975
Quest Diagnostics, Inc.	2,860	286,858
The Cooper Cos., Inc.	1,325	303,173
		1,692,971

The accompanying notes to financial statements are an intergral part of these financial statements.

32	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Insurance (5.1%)
Aflac, Inc.	7,010	$306,758
Lincoln National Corp.	3,240	236,714
Principal Financial Group, Inc.	4,095	249,427
Prudential Financial, Inc.	2,275	235,576
The Allstate Corp.	3,120	295,776
Unum Group	5,680	270,425
		1,594,676
Machinery - Construction & Mining (1.7%)
Caterpillar, Inc.	1,865	274,864
Deere & Co.	1,745	271,033
		545,897
Miscellaneous Manufacturing (6.3%)
Alcoa Corp. (a)	5,360	240,986
Ball Corp.	7,620	302,590
Eaton Corp. PLC	3,515	280,884
Ingersoll-Rand PLC	3,390	289,879
Parker-Hannifin Corp.	1,600	273,648
Steel Dynamics, Inc.	6,615	292,515
WestRock Co.	4,995	320,529
		2,001,031
Oil & Gas (7.4%)
Cabot Oil & Gas Corp.	12,005	287,880
Chevron Corp.	2,610	297,644
Diamondback Energy, Inc. (a)	2,545	321,993
Exxon Mobil Corp.	3,763	280,758
Marathon Petroleum Corp.	4,685	342,520
Newfield Exploration Co. (a)	8,445	206,227
Occidental Petroleum Corp.	4,750	308,560
Valero Energy Corp.	3,175	294,545
		2,340,127
Pharmaceuticals (3.4%)
AmerisourceBergen Corp.	2,575	221,991
Eli Lilly & Co.	3,745	289,750
McKesson Corp.	1,805	254,270
Pfizer, Inc.	8,230	292,083
		1,058,094
Real Estate Investment Trusts (4.7%)
CubeSmart REIT	5,835	164,547
Forest City Realty Trust, Inc., Class A REIT	8,420	170,589
Gaming and Leisure Properties, Inc. REIT	4,565	152,791
Highwoods Properties, Inc. REIT	4,045	177,252
National Retail Properties, Inc. REIT	3,775	148,206
Park Hotels & Resorts, Inc. REIT	5,165	139,558

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	33

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	March 31, 2018

	Shares	Fair Value
Real Estate Investment Trusts (4.7%) (continued)
PS Business Parks, Inc. REIT	1,555	$175,777
Ventas, Inc. REIT	3,605	178,556
WP Carey, Inc. REIT	2,910	180,391
		1,487,667
Retail (5.3%)
Altria Group, Inc.	4,195	261,432
CVS Health Corp.	3,810	237,020
Molson Coors Brewing Co., Class B	3,580	269,681
PVH Corp.	2,020	305,889
The TJX Cos., Inc.	4,030	328,687
Walgreens Boots Alliance, Inc.	4,210	275,629
		1,678,338
Semiconductors (5.4%)
Applied Materials, Inc.	5,085	282,777
Broadcom, Ltd.	1,010	238,007
Intel Corp.	5,875	305,970
Lam Research Corp.	1,365	277,313
Microchip Technology, Inc.	3,100	283,216
ON Semiconductor Corp. (a)	13,455	329,109
		1,716,392
Software (3.5%)
CA, Inc.	7,670	260,013
Citrix Systems, Inc. (a)	3,345	310,416
First Data Corp., Class A (a)	15,805	252,880
Oracle Corp.	5,935	271,526
		1,094,835
Telecommunications (4.4%)
AT&T, Inc.	8,220	293,043
Comcast Corp., Class A	7,055	241,069
The Walt Disney Co.	2,710	272,193
T-Mobile US, Inc. (a)	4,880	297,875
Verizon Communications, Inc.	5,760	275,443
		1,379,623
Transportation (2.7%)
Cummins, Inc.	1,610	260,965
Union Pacific Corp.	2,290	307,845
United Rentals, Inc. (a)	1,620	279,822
		848,632
TOTAL COMMON STOCK (COST $28,140,252)		30,722,164

The accompanying notes to financial statements are an intergral part of these financial statements.

34	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	March 31, 2018

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.4%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.50% (b)	755,759	$755,759
TOTAL SHORT-TERM INVESTMENTS (COST $755,759)		755,759
INVESTMENTS, AT VALUE (COST $28,896,011)	99.8%	31,477,923
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.2%	68,722
NET ASSETS	100.0%	$31,546,645

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	35

Statements of Assets and Liabilities

March 31, 2018

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $35,607,691, $111,601,176 and $28,896,011, respectively)	$37,513,094	$119,087,684	$31,477,923
Cash	2,230	3,435,692	3,197
Receivable for fund shares subscribed	440	17,057	36,774
Receivable for investments sold	134,828	–	16,947
Dividends and interest receivable	138,963	162,287	35,878
Total assets	37,789,555	122,702,720	31,570,719

LIABILITIES:
Payable for investment securities purchased	20,412	–	–
Payable for fund shares redeemed	9,993	5,314	–
Advisory fee payable	19,249	88,385	13,338
Other expenses	9,700	32,076	10,736
Total liabilities	59,354	125,775	24,074
Net assets	$37,730,201	$122,576,945	$31,546,645

PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	37,730,201	84,789,437	31,546,645
Shares Outstanding	2,634,158	5,551,406	2,407,691
Net asset value, offering and redemption price per share	$14.32	$15.27	$13.10

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$–	$37,787,508	$–
Shares Outstanding	–	2,469,421	–
Net asset value, offering and redemption price per share	$–	$15.30	$–

NET ASSETS CONSISTS OF:
Paid-in capital	$34,729,703	$110,402,821	$27,886,932
Undistributed net investment income	380,936	178,361	83,829
Accumulated net realized gain on investments	714,159	4,509,255	993,972
Net unrealized appreciation in value on investments	1,905,403	7,486,508	2,581,912
Net assets	$37,730,201	$122,576,945	$31,546,645

The accompanying notes to financial statements are an intergral part of these financial statements.

36	www.cornercapfunds.com

Statements of Operations

For the Year Ended March 31, 2018

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $0, $347 and $0)	$479,341	$1,887,898	$570,144
Interest	344,940	–	–
Total investment income	824,281	1,887,898	570,144

EXPENSES:
Advisory fees	311,603	1,021,170	254,306
Operating expenses	103,868	356,883	113,025
Total expenses	415,471	1,378,053	367,331
Less fees waived/reimbursed by investment adviser	(69,246)	–	(84,769)
Net expenses	346,225	1,378,053	282,562
Net investment income	478,056	509,845	287,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,966,801	10,351,413	2,429,209
Net change in unrealized appreciation (depreciation) on investments	(78,442)	(4,412,405)	440,032
Net gain on investments	1,888,359	5,939,008	2,869,241
Net increase in net assets resulting from operations	$2,366,415	$6,448,853	$3,156,823

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	37

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
OPERATIONS:
Net investment income	$478,056	$422,278	$509,845	$362,997	$287,582	$218,240
Net realized gain on investments	1,966,801	704,013	10,351,413	15,327,723	2,429,209	902,110
Net change in unrealized appreciation (depreciation) of investments	(78,442)	2,136,508	(4,412,405)	8,504,064	440,032	2,162,404
Net increase in net assets resulting from operations	2,366,415	3,262,799	6,448,853	24,194,784	3,156,823	3,282,754

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Shares	(433,891)	(417,131)	(66,439)	(149,494)	(228,684)	(185,530)
Institutional Shares	–	–	(126,339)	(147,861)	–	–
From net realized gain on investments:
Investor Shares	(1,419,872)	–	(11,071,102)	(3,505,680)	(1,849,730)	–
Institutional Shares	–	–	(4,543,908)	(1,344,022)	–	–
Total distributions	(1,853,763)	(417,131)	(15,807,788)	(5,147,057)	(2,078,414)	(185,530)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	6,625,365	2,131,022	25,957,718	(10,173,104)	5,396,772	8,803,119
Redemption fees	–	519	523	840	583	270
Net increase (decrease) from capital share transactions	6,625,365	2,131,541	25,958,241	(10,172,264)	5,397,355	8,803,839
Total increase in net assets	7,138,017	4,977,209	16,599,306	8,875,463	6,475,764	11,900,613

NET ASSETS:
Beginning of year	30,592,184	25,614,975	105,977,639	97,102,176	25,070,881	13,170,268
End of year*	$37,730,201	$30,592,184	$122,576,945	$105,977,639	$31,546,645	$25,070,881

* Including undistributed net investment income of:	$380,936	$345,675	$178,361	$67,159	$83,829	$42,098

The accompanying notes to financial statements are an intergral part of these financial statements.

38	www.cornercapfunds.com

Financial Highlights

CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$14.08	$12.70	$14.62	$15.51	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.82	1.38	(0.75)	0.59	2.09
Total Income/(Loss) from Investment Operations	1.02	1.58	(0.53)	0.81	2.32

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.18)	(0.20)	(0.09)	(0.23)	(0.22)
Distributions from net realized gain on investments	(0.60)	–	(1.30)	(1.47)	(0.62)
Total Dividends and Distributions to Shareholders	(0.78)	(0.20)	(1.39)	(1.70)	(0.84)
Paid-in Capital from Redemption Fees(a)	0.00	0.00 (b)	0.00	0.00	0.00 (b)
Net asset value, end of year	$14.32	$14.08	$12.70	$14.62	$15.51
Total Return	7.16%	12.46%	(3.32)%	5.12%	16.76%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$37,730	$30,592	$25,615	$26,857	$23,521

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.38%	1.53%	1.61%	1.45%	1.54%
Net expenses	1.00%	1.00%	1.10%	1.10%	1.10%
Gross expenses (c)	1.20%	1.20%	1.27%	1.30%	1.30%
Portfolio turnover rate	64%	60%	70%	87%	43%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	39

Financial Highlights

CornerCap Small-Cap Value Fund - Investor Shares

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$16.68	$14.00	$15.55		$16.25		$13.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.04	0.05		0.03		0.00	(b)
Net realized and unrealized gain (loss) on investments	0.90	3.38	(0.60)		1.21		4.51
Total Income/(Loss) from Investment Operations	0.96	3.42	(0.55)		1.24		4.51

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.01)	(0.03)	(0.04)		(0.02)		–
Distributions from net realized gain on investments	(2.36)	(0.71)	(0.96)		(1.92)		(2.00)
Total Dividends and Distributions to Shareholders	(2.37)	(0.74)	(1.00)		(1.94)		(2.00)
Paid-in Capital from Redemption Fees(a)	0.00 (b)	0.00 (b)	0.00	(b)	0.00		0.00	(b)
Net asset value, end of year	$15.27	$16.68	$14.00		$15.55		$16.25
Total Return	5.64%	24.40%	(3.29)%		8.21%		33.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$84,789	$77,455	$76,053		$85,177		$59,760

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.36%	0.26%	0.38%		0.17%		0.02%
Net expenses	1.30%	1.30%	1.30%		1.30%		1.30%
Gross expenses	1.30%	1.30%	1.45	%(c)	1.50	%(c)	1.50	%(c)
Portfolio turnover rate	117%	129%	144%		112%		109%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.

40	www.cornercapfunds.com

Financial Highlights

CornerCap Small-Cap Value Fund - Institutional Shares	March 31, 2018

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Year Ended March 31, 2018	Year Ended March 31, 2017	December 29, 2015(a)Through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.70	$14.02	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.91	3.38	(0.05)
Total Income/(Loss) from Investment Operations	1.02	3.47	(0.01)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.06)	(0.08)	–
Distributions from net realized gain on investments	(2.36)	(0.71)	–
Total Dividends and Distributions to Shareholders	(2.42)	(0.79)	–
Paid-in Capital from Redemption Fees(b)	0.00 (c)	0.00 (c)	0.00
Net asset value, end of period	$15.30	$16.70	$14.02
Total Return	5.96%	24.74%	(0.07	)%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$37,788	$28,523	$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.67%	0.57%	1.33	%(e)
Net expenses	1.00%	1.00%	1.00	%(e)
Gross expenses	1.00%	1.00%	1.00	%(e)
Portfolio turnover rate	117%	129%	144	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each year.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report | March 31, 2018	41

Financial Highlights

CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$12.56	$10.80	$13.75	$13.87	$10.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.13	0.13	0.15	0.12
Net realized and unrealized gain (loss) on investments	1.39	1.73	(1.07)	0.91	2.97
Total Income/(Loss) from Investment Operations	1.52	1.86	(0.94)	1.06	3.09

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.10)	(0.10)	(0.11)	(0.14)	(0.10)
Distributions from net realized gain on investments	(0.88)	–	(1.90)	(1.04)	–
Total Dividends and Distributions to Shareholders	(0.98)	(0.10)	(2.01)	(1.18)	(0.10)
Paid-in Capital from Redemption Fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of year	$13.10	$12.56	$10.80	$13.75	$13.87
Total Return	12.04%	17.31%	(6.29)%	7.46%	28.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$31,547	$25,071	$13,170	$11,613	$10,852

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.02%	1.14%	1.07%	1.03%	0.98%
Net expenses	1.00%	1.00%	1.20%	1.20%	1.20%
Gross expenses (c)	1.30%	1.30%	1.44%	1.50%	1.50%
Portfolio turnover rate	89%	82%	97%	125%	60%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.

42	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic  946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or

Annual Report | March 31, 2018	43

Notes to Financial Statements

March 31, 2018

3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statement of Operations.

Federal Income Taxes  – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of  1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

44	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2018

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety,  is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of March 31, 2018:

Annual Report | March 31, 2018	45

Notes to Financial Statements

March 31, 2018

CornerCap Balanced Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,224,796	$–	$–	$22,224,796
Exchange Traded Funds	1,412,214	–	–	1,412,214
Government Bond	–	1,514,330	–	1,514,330
Corporate Non-Convertible Bonds	–	10,782,626	–	10,782,626
Municipal Bonds	–	153,474	–	153,474
U.S. Government & Agency Obligations	–	415,985	–	415,985
Short-Term Investments	1,009,669	–	–	1,009,669
Total	$24,646,679	$12,866,415	$–	$37,513,094

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$119,087,684	$–	$–	$119,087,684
Total	$119,087,684	$–	$–	$119,087,684

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,722,164	$–	$–	$30,722,164
Short-Term Investments	755,759	–	–	755,759
Total	$31,477,923	$–	$–	$31,477,923

*	See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2018.

For the year ended March 31, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

3. SHARES OF BENEFICIAL INTEREST

On March 31, 2018, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount

46	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2018

redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:
	Year Ended March 31, 2018		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	547,300	$7,872,858	481,838	$6,465,680
Shares Issued in Reinvestment of Dividends	126,489	1,853,057	30,624	416,789
Total	673,789	9,725,915	512,462	6,882,469
Less Shares Redeemed	(213,094)	(3,100,550)	(356,030)	(4,751,447)
Net increase	460,695	$6,625,365	156,432	$2,131,022

CornerCap Small-Cap Value Fund:
	Year Ended March 31, 2018		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	1,023,656	16,458,018	667,044	10,329,541
Institutional Shares	578,260	9,377,080	542,716	7,835,059
Shares Issued in Reinvestment of Dividends
Investor Shares	722,570	11,136,457	217,928	3,649,349
Institutional Shares	288,175	4,460,754	84,729	1,423,348
Total	2,612,661	41,432,309	1,512,417	23,237,297
Less Shares Redeemed
Investor Shares	(839,621)	(13,668,668)	(1,671,381)	(26,425,066)
Institutional Shares	(105,466)	(1,805,923)	(420,326)	(6,985,335)
Net increase (decrease)	1,667,574	$25,957,718	(579,290)	$(10,173,104)

CornerCap Large/Mid-Cap Value Fund:
	Year Ended March 31, 2018		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	654,843	$8,722,040	892,309	$10,156,348
Shares Issued in Reinvestment of Dividends	155,355	2,078,414	15,474	185,530
Total	810,198	10,800,454	907,783	10,341,878
Less Shares Redeemed	(399,330)	(5,403,682)	(130,866)	(1,538,759)
Net increase	410,868	$5,396,772	776,917	$8,803,119

4.	FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year

Annual Report | March 31, 2018	47

Notes to Financial Statements

March 31, 2018

in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2018 and March 31, 2017 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2018	2017
Ordinary Income	$1,136,509	$417,131
Long-term capital gains	717,254	–
Total	$1,853,763	$417,131

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2018	2017
Ordinary Income	$8,724,533	$4,304,533
Long-term capital gains	7,083,255	842,524
Total	$15,807,788	$5,147,057

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2018	2017
Ordinary Income	$1,535,980	$185,530
Long-term capital gains	542,434	–
Total	$2,078,414	$185,530

For the year ended March 31, 2018, each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of dividend reclassifications, equity return of capital and real estate investment trust reclassifications.

	Increase/(Decrease) Undistributed Net Investment Income (Loss)	Increase/(Decrease) Accumulated Net Realized Gain
CornerCap Balanced Fund	$(8,904)	$8,904
CornerCap Small-Cap Value Fund	(205,865)	205,865
CornerCap Large/Mid-Cap Value Fund	(17,167)	17,167

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Notes to Financial Statements

March 31, 2018

As of March 31, 2018, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$591,071	$2,079,406	$494,720
Undistributed long-term gain	488,713	2,552,744	616,707
Net unrealized appreciation on investments	1,920,714	7,541,974	2,548,286
Total	$3,000,498	$12,174,124	$3,659,713

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.

As of March 31, 2018, the Funds had no capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of March 31, 2018, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,719,443	$12,262,278	$3,456,067
Gross unrealized depreciation (excess of tax cost over value)	(798,729)	(4,720,304)	(907,782)
Net unrealized appreciation	$1,920,714	$7,541,974	$2,548,285
Cost of investments for income tax purposes	$35,592,380	$111,545,710	$28,929,638

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 0.90% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds’ investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses

Annual Report | March 31, 2018	49

Notes to Financial Statements

March 31, 2018

paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%

The contractual agreements cannot be terminated prior to August 1, 2018, without the Board of Trustees’ approval. For the year ended March 31, 2018 the Adviser waived fees and reimbursed expenses for the ConerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund of $69,246 and $84,769, respectively. These fees are not subject to recoupment by the Adviser.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:

1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services;

2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates.

In addition, the Adviser pays all other operating expenses outlined in the Operating Services Agreement.

Certain trustees and officers of the Funds are also directors and officers of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended March 31, 2018, excluding U.S. Government and Agency securities and short-term investments, were as follows:

50	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2018

	Purchases	Sales
CornerCap Balanced Fund	$25,484,640	$20,932,482
CornerCap Small-Cap Value Fund	139,403,336	129,807,658
CornerCap Large/Mid-Cap Value Fund	28,172,002	24,722,951

Investment transactions in U.S. Government and Agency securities for the year ended March 31, 2018 were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$411,747	$–

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2018, Charles Schwab & Co. held approximately 58.17%, 76.74% and 75.32% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

Annual Report | March 31, 2018	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CornerCap Group of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund (the “Funds”), as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 18, 2018

52	www.cornercapfunds.com

Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $5,000 for each Trustees meeting attended in-person and $3,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.

4. TAX DESIGNATIONS

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Dividends Received Deduction	40.71%	15.84%	37.90%
Qualified Dividend Income	43.37%	16.23%	41.51%
Qualified Interest Income	19.81%	0.00%	0.00%
Short Term Dividends Exempt from U.S. tax	61.82%	97.79%	85.11%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Large/Mid-Cap Value Fund designated $717,254, $7,083,255 and $542,434, as long-term capital gain dividends, respectively.

Annual Report | March 31, 2018	53

Additional Information

March 31, 2018 (Unaudited)

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, Chairman of the Board, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; Vice-Chairman, Church Investments Group (non-profit) (2013-present).	None

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNDN (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (real estate and related companies) (2004-present).
				Director, Gray Television, Inc. (1991-present).
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benator & Libby, LLP (CPA firm) (1989-2004).	None

54	www.cornercapfunds.com

Additional Information

March 31, 2018 (Unaudited)

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Senior Advisor, Consultant, New Mountain Capital, LLC (asset management company) (2005-present); Director, Overland Solutions, Inc. (audit services) (2009-2014).	Former Director, National Medical Health Card; Director, WebSite Pros, Inc.; Director Alexander Mann Solutions (Private Company) (2014-present).
*	All Independent Trustees can be contacted via the Funds at:
P.O. Box 588, Portland, ME 04112.

OFFICERS
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T. Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investments Group (non-profit)
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Annual Report | March 31, 2018	55

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant's Code of Ethics was filed as an Exhibit hereto under Item 13(a)(1) of this Form N-CSR on June 6, 2008. There have been no amendments to the Code of Ethics since it was last filed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no "audit committee financial expert" serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant's operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $26,500 in 2017 and $28,000 in 2018.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2017 and $0 in 2018.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2017 and $6,000 in 2018. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2017 and $0 in 2018.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2017 and $0 in 2018. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSE-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  The registrant's Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant's Form N-CSR for its fiscal year ended March 31, 2008, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn President

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date	May 22, 2018